Prepaids and other current assets	12 Months Ended
May 31, 2020
Prepaids and other current assets
Prepaids and other current assets
4.	Prepaids and other current assets

Prepaids and other current assets are comprised of:

	May 31, 2020	May 31, 2019
Sales tax receivable	$11,670	$7,583
Accrued interest	125	2,779
Prepaid assets	23,365	10,696
Other	7,823	2,333

	$42,983	$23,391